Restricted short-term deposits (Narrative) (Details) ¥ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Restricted Cash And Investments [Line Items]
Debt Instrument, Collateral Amount | ¥		¥ 1,000
Restricted Of Short Term Deposit	$ 0
Loans Payable [Member]
Restricted Cash And Investments [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 160